CONCENTRATIONS OF CREDIT (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Commitments to expend in excess of capital, secured basis, percentage	20.00%	20.00%
Commitments to expend in excess of capital, secured basis	$ 41,298	$ 36,317
Commitments to expend in excess of capital, unsecured basis, percentage	10.00%	10.00%
Commitments to expend in excess of capital, unsecured basis	$ 20,649	$ 18,159
Real estate mortgages | Financing Receivable | Loan Portfolio Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	83.00%	83.00%